Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Schedule of Condensed Balance Sheet

Balance sheets

	March 31,
	2025	2026
Assets
Current assets:
Cash and cash equivalents	$212	$72
Prepaid expenses and other current assets	50	51
Amounts due from subsidiaries	7,016	6,159
Total current assets	7,278	6,282
Investments in subsidiaries	95,861	104,030
Total assets	$103,139	$110,312

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,013	$915
Other accrued liabilities	6	7
Total current liabilities	1,019	922
Total shareholders’ equity	102,120	109,390
Total liabilities and shareholders’ equity	$103,139	$110,312

Schedule of Condensed Income Statement

Statements of comprehensive income

	Year ended March 31,
	2024	2025	2026
Equity in earnings of subsidiaries	$8,229	$11,854	$11,357
Operating expenses	520	716	730
Income before income taxes	7,709	11,138	10,627
Income taxes	—	—	—
Net income	7,709	11,138	10,627
Share of other comprehensive income of subsidiaries	—	—	—
Total comprehensive income	$7,709	$11,138	$10,627

Schedule of Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2024	2025	2026
Cash flows from operating activities
Net income	$7,709	$11,138	$10,627
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,229)	(11,854)	(11,357)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2)	(3)	(1)
Amounts due from subsidiaries	252	960	857
Other accrued liabilities	(444)	(233)	(97)
Net cash (used in) provided by operating activities	(714)	8	29

Cash flows from investing activities
Dividends received from subsidiary	3,188	3,188	3,188
Net cash provided by investing activities	3,188	3,188	3,188

Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,188)
Repurchase of treasury stock	--	--	(169)
Net cash used in financing activities	(3,188)	(3,188)	(3,357)

Net (decrease) increase in cash and cash equivalents	(714)	8	(140)
Cash and cash equivalents, beginning of year	918	204	212
Cash and cash equivalents, end of year	$204	$212	$72